Shareholders Notes Payable - Schedule of Aggregate Maturity on Notes Payable (Details) - Notes payable – shareholders [Member] - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Aggregate Maturity on Notes Payable [Line Items]
2025	$ 370,000
2026	72,877
2027	110,000
2028
2029
Total notes payable	552,877
Less current portion	(370,000)	$ (17,103)
Notes payable – shareholders non-current portion	$ 182,877	$ 410,000